Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Maturity Analysis Contractual Service Margin (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	€ 8,964	€ 8,124
Insurance contracts issued [member] | Not later than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	922	839
Insurance contracts issued [member] | 1-2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	832	756
Insurance contracts issued [member] | 2-3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	752	684
Insurance contracts issued [member] | 3-4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	679	618
Insurance contracts issued [member] | 4-5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	614	559
Insurance contracts issued [member] | 5-10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	2,261	2,071
Insurance contracts issued [member] | 10-20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	2,009	1,850
Insurance contracts issued [member] | Later than 20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	896	748
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	237	78
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Not later than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	0	8
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 1-2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	1	7
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 2-3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	4	6
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 3-4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	6	6
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 4-5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	7	5
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 5-10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	49	18
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 10-20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	106	17
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Later than 20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	€ 63	€ 12